Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Jun. 28, 2019
Business Acquisition [Line Items]
Buildings		$ 371,507,610	$ 5,389,000
Construction in progress		1,467,090
Investments in real estate joint ventures		17,495,254
Intangibles		21,461,692
'Total assets acquired		411,931,646 [1]	$ 60,267,071
2021 Revenue	[2]	26,276,705
2021 Property Operating Income	[2],[3]	$ 18,063,614
SST IV Merger
Business Acquisition [Line Items]
Acquisition Date		Mar. 17, 2021
Buildings		$ 324,344,636
Construction in progress		1,467,090
Investments in real estate joint ventures		17,495,254
Intangibles		20,052,449
'Total assets acquired	[1]	363,359,429
2021 Revenue	[2]	24,956,689
2021 Property Operating Income	[2],[3]	$ 17,312,323
Iroquois Shore Road- Oakville III
Business Acquisition [Line Items]
Acquisition Date		Apr. 16, 2021
Buildings		$ 20,061,045
Intangibles		332,840
'Total assets acquired	[1]	20,393,885
2021 Revenue	[2]	568,351
2021 Property Operating Income	[2],[3]	$ 269,764
Van Buren Blvd - Riverside III
Business Acquisition [Line Items]
Acquisition Date		May 27, 2021
Buildings		$ 10,216,645
Intangibles		450,145
'Total assets acquired	[1]	10,666,790
2021 Revenue	[2]	509,698
2021 Property Operating Income	[2],[3]	$ 330,084
Alameda Parkway- Lakewood
Business Acquisition [Line Items]
Acquisition Date		Oct. 19, 2021
Buildings		$ 16,885,284
Intangibles		626,258
'Total assets acquired	[1]	17,511,542
2021 Revenue	[2]	241,967
2021 Property Operating Income	[2],[3]	$ 151,443

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[2]	The operating results of the self storage properties acquired during the year ended December 31, 2021 were included in our consolidated statements of operations since their respective acquisition date. Such amounts do not include activity from our investments in real estate joint ventures, which are included in Other in our consolidated statements of Operations. For additional information see Note 4 - Investments in Unconsolidated Real Estate Ventures.
[3]	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition expenses.